Related Party Transactions - Additional Information (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Investment in related party	₩ 27,200